Stock Based Compensation (Details 3) - Aerkomm 2017 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	283,000	253,000
Granted		78,000	412,000
Exercised
Forfeited/Cancelled		(48,000)	(159,000)
Outstanding, Ending	283,000	283,000	253,000
Exercisable, Ending	115,714	111,589	84,750
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 28.3867	$ 30.8825
Granted		19.7462	29.5771
Exercised
Forfeited/Cancelled		27.5000	27.5000
Options outstanding, Ending	28.3867	28.3867	30.8825
Exercisable, Ending	28.6623	28.7052	27.8540
Weighted Average Fair Value Per Share
Options outstanding, beginning	16.2781	18.4796
Granted		9.2500	17.7006
Exercised
Forfeited/Cancelled		16.4610	16.4610
Options outstanding, Ending	16.2781	16.2781	18.4796
Exercisable, Ending	$ 16.5920	$ 16.5968	$ 17.0025